Operating Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
2026		$ 18,140
2027		19,537
2028		20,663
2029		20,703
2030		19,900
Thereafter		97,655
Lease liabilities		196,598
Less: the effects of discounting		(68,228)
Operating lease liabilities	$ 125,306	$ 128,370	$ 18,218